Earnings Per Share Dividends - Additional Information (Detail) $ / shares in Units, $ in Thousands									12 Months Ended
	Apr. 12, 2024 ARS ($)	Apr. 12, 2024 $ / shares	Sep. 29, 2023 ARS ($)	Apr. 25, 2023 ARS ($) $ / shares	Apr. 25, 2023 $ / shares	May 12, 2022 ARS ($)	Apr. 29, 2022 ARS ($) $ / shares	Dec. 16, 2021	Dec. 31, 2023 $ / shares	[1]	Dec. 31, 2022 $ / shares	[1]	Dec. 31, 2021 ARS ($) $ / shares
Earnings per share [line items]
Basic earnings (loss) per share | (per share)					$ 22.18		$ 22.18		$ 918.5368		$ 198.5419		$ 216.9881	[1]
Dividends distribution							$ 14,187,873						$ 77,886,932
Percentage on distribution of earnings							40.00%	20.00%
Distribution of earnings in instalments							6 months	12 months
Dividends payables						$ 6,828,971							$ 26,580,415
Reserve for Dividends Pending Authorization limit							$ 21,016,844
Dividend Distribution [member]
Earnings per share [line items]
Basic earnings (loss) per share | $ / shares				$ 117.36
Dividends distribution	$ 294,130,168			$ 75,040,918
Dividend Proposed To Be Distributed [Member]
Earnings per share [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 294,130,168
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 460
BMA Banco Macro S A [Member]
Earnings per share [line items]
Dividends distribution						$ 19,751,444
Commercio Interior SAU [Member]
Earnings per share [line items]
Dividends distribution			$ 440,000

[1]	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.